Preferred Shares - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Change in fair value of derivatives			$ 48,956
Series A Preferred Shares
Cumulative annual dividend percentage			8.00%
A Ordinary Shares
Dividend paid		$ 0
A Ordinary Shares | September 2021 Merger
Conversion description		one to one basis
Series B Preferred Shares
Cumulative annual dividend percentage			8.00%
Series B Preferred Shares | Minimum
Issued capital, preference shares			$ 4,000,000
Common Shares | Maximum
Issued capital, preference shares			$ 6,400,000
Series B Preferred Shares Converted to Common Shares
Issuance of ordinary shares	12,543,492